CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock	Total
Convertible Preferred Stock, Balance at beginning of the period at Dec. 31, 2018	$ 360,937
Convertible Preferred Stock, Balance at beginning of the period (in shares) at Dec. 31, 2018	107,197,118
Convertible Preferred Stock, Balance at end of the period at Dec. 31, 2019	$ 360,937
Convertible Preferred Stock, Balance at end of the period (in shares) at Dec. 31, 2019	107,197,118
Balance at beginning of the period at Dec. 31, 2018		$ 1		$ 13,420	$ (132,364)			$ (118,943)
Balance at beginning of the period (in shares) at Dec. 31, 2018		5,761,643
Increase (Decrease) in Stockholders' Equity
Net loss					(99,697)			(99,697)
Common stock issued upon exercise of stock options				324				324
Common stock issued upon exercise of stock options (in shares)		178,307
Stock-based compensation expense				6,038				6,038
Balance at end of the period at Dec. 31, 2019		$ 1		19,782	(232,061)			(212,278)
Balance at end of the period (in shares) at Dec. 31, 2019		5,939,950					0
Convertible Preferred Stock, Balance at end of the period at Dec. 31, 2020	$ 360,937							360,937
Convertible Preferred Stock, Balance at end of the period (in shares) at Dec. 31, 2020	107,197,118
Increase (Decrease) in Stockholders' Equity
Net loss					(162,745)			(162,745)
Common stock issued upon exercise of stock options				2,009				$ 2,009
Common stock issued upon exercise of stock options (in shares)		653,341						653,341
Stock-based compensation expense				11,083				$ 11,083
Balance at end of the period at Dec. 31, 2020		$ 1		32,874	(394,806)			(361,931)
Balance at end of the period (in shares) at Dec. 31, 2020		6,593,291				6,593,291	0
Increase (Decrease) in Stockholders' Equity
Net loss					(32,409)			$ (32,409)
Common stock issued upon exercise of stock options (in shares)								8,911,435
Common stock issued upon exercise of stock options and warrants		$ 1		21,708				$ 21,709
Common stock issued upon exercise of stock options and warrants (in shares)		8,886,801
Common stock issued upon vesting of restricted stock units (in shares)		1,018,828
Conversion of convertible preferred stock	$ 360,937	$ (8)	$ (3)	(360,926)				(360,937)
Conversion of convertible preferred stock (in shares)	(107,197,118)	80,770,178	26,426,937
Conversion of convertible debt		$ 1		49,916				49,917
Conversion of convertible debt (in shares)		5,115,140
Net equity infusion from the Business Combination		$ 6		361,281				361,287
Net equity infusion from the Business Combination (in shares)		69,228,811
Stock-based compensation expense				48,181				48,181
Balance at end of the period at Dec. 31, 2021		$ 17	$ 3	$ 874,886	$ (427,215)			$ 447,691
Balance at end of the period (in shares) at Dec. 31, 2021		171,613,049	26,426,937			171,613,049	26,426,937